Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Components of Lease cost
The components of lease expense were as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2021
Operating lease cost (includes variable lease payments)	$100	$96
Finance lease cost
Amortization of right-of-use assets	7	6
Interest on lease liabilities	1	—
Total finance lease cost	$8	$6
Total lease cost	$108	$102

Supplemental cash flow information related to leases was as follows:

Year Ended December 31	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used by operating leases	$(111)	$(96)
Financing cash flows used by finance leases (a)	$(8)	$(6)
Right-of-use assets obtained in exchange for new lease liabilities
Operating leases	$56	$38
Finance leases	$14	$10
(a)Included within repayment of long-term debt on the Consolidated Statements of Cash Flows.

As at	December 31, 2022	December 31, 2021
Weighted average remaining lease term (years)
Operating leases	6.4	6.9
Finance leases	4.5	4.3
Weighted average discount rate (%)
Operating leases	2.91	2.45
Finance leases	3.29	2.23

Schedule of Supplemental Balance Sheet Location
Supplemental balance sheet information related to leases was as follows:

As at December 31	2022	2021
Operating Leases
Operating lease right-of-use assets
Long-term	$281	$311
Included in assets held for sale (note 5)	1	—
Total operating lease right-of-use assets	$282	$311

Operating lease liabilities
Current	$(92)	$(91)
Long-term	(215)	(253)
Included in liabilities associated with assets held for sale (note 5)	(1)	—
Total operating lease liabilities	$(308)	$(344)

Finance Leases
Property and equipment, gross	$46	$29
Accumulated depreciation	(21)	(12)
Total property and equipment, net	$25	$17
Less: finance lease property and equipment reclassified to assets held for sale (note 5)	(3)	—
Property and equipment, net	$22	$17

Current portion of long-term debt	$(8)	$(6)
Long-term debt	(17)	(11)
Total finance lease liabilities	$(25)	$(17)
Less: finance lease liabilities reclassified to liabilities associated with assets held for sale (note 5)	3	—
Finance lease liabilities	$(22)	$(17)

Schedule of Operating Lease Liability, Maturity Analysis
Maturity analysis of lease liabilities was as follows:

	Operating Leases	Finance Leases
2023	$95	$8
2024	65	7
2025	50	5
2026	41	4
2027	25	2
Thereafter	73	2
Total lease payments	$349	$28
Less: imputed interest	(41)	(3)
Total	$308	$25

Schedule of Finance Lease Liability, Maturity Analysis
Maturity analysis of lease liabilities was as follows:

	Operating Leases	Finance Leases
2023	$95	$8
2024	65	7
2025	50	5
2026	41	4
2027	25	2
Thereafter	73	2
Total lease payments	$349	$28
Less: imputed interest	(41)	(3)
Total	$308	$25

Schedule of Maturity Analysis of Lease Receivables	Maturity analysis of lease receivables was as follows:

Operating Leases
2023	$73
2024	2
2025	2
2026	2
2027	1
Thereafter	76
Total	$156